Commitments and Contingencies (Details) $ in Thousands		12 Months Ended
	Jan. 08, 2015 USD ($) km²	Dec. 31, 2018 USD ($)	Dec. 31, 2017 km²
Disclosure of Commitments and Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		$ 84,318
Subsidiaries [Member] | NW Sitra [member]
Disclosure of Commitments and Contingencies [Line Items]
financial commitment amount	$ 10,000
Number of wells in a work commitment made by entity	2	2
Number area of 3-D seismic included in a work commitment made by entity | km²	300		600
Exploration period in a work commitment	3 years 6 months
Extension to the initial exploration period		6 months
Accounts payable and accrued liabilities [member]
Disclosure of Commitments and Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		$ 28,007
Office and equipment leases [member]
Disclosure of Commitments and Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		2,949
Long-term borrowings [member]
Disclosure of Commitments and Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		52,355
Other non-current liabilities [Member]
Disclosure of Commitments and Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		1,007
Not later than one year [member]
Disclosure of Commitments and Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		29,992
Not later than one year [member] | Accounts payable and accrued liabilities [member]
Disclosure of Commitments and Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		28,007
Not later than one year [member] | Office and equipment leases [member]
Disclosure of Commitments and Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		1,985
Not later than one year [member] | Long-term borrowings [member]
Disclosure of Commitments and Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		0
Not later than one year [member] | Other non-current liabilities [Member]
Disclosure of Commitments and Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		0
1-3 years [member]
Disclosure of Commitments and Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		54,326
1-3 years [member] | Accounts payable and accrued liabilities [member]
Disclosure of Commitments and Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		0
1-3 years [member] | Office and equipment leases [member]
Disclosure of Commitments and Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		964
1-3 years [member] | Long-term borrowings [member]
Disclosure of Commitments and Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		52,355
1-3 years [member] | Other non-current liabilities [Member]
Disclosure of Commitments and Contingencies [Line Items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows		$ 1,007